Assets and liabilities from subsidiaries held for sale and discontinued operations (Details 3) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		R$ 109,732,842		R$ 74,058,056	[1]	R$ 83,004,729	[1]
Cost of products and services sold		(104,827,966)		(70,056,447)		(78,208,786)
Gross profit		4,904,876		4,001,609		4,795,943
Operating income (expenses)
Selling marketing and administrative				(2,605,139)		(2,886,435)
Other operating income, net				149,490		141,729
Other operating income, net		96,166		64,034		140,029
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		1,787,014		1,545,960		2,051,237
Share of profit (loss) of subsidiaries, joint ventures and associates		(17,634)		(44,031)		(12,709)
Operating income before financial income (expenses) and income and social contribution taxes		1,769,380		1,501,929		2,038,528
Financial result, net		(762,732)		(550,348)	[2]	(673,351)	[2]
Profit (loss) before income and social contribution taxes		1,006,648		951,581		1,365,177
Income and social contribution taxes		(188,034)		(304,517)		(469,976)
Net income from continuing operations		818,614		647,064		895,201
Net income from discontinued operations		65,264		280,633		(492,257)
Profit (loss) for the year		883,878		927,697		402,944
Depreciation and amortization for the year		1,196,355		1,127,637	[3]	1,123,627
Net cash provided by (used in) operating activities		1,603,441		2,264,013		2,372,384
Net cash used in investing activities		882,869		(1,649,015)		(839,338)
Net cash provided by (used in) financing activities		(2,802,574)		327,351		(2,680,322)
Effect of exchange rate changes on cash and cash equivalents in foreign currency				21,912		(21,805)
Increase (decrease) in cash and cash equivalents				964,261		(1,169,081)
Disclosed
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services				81,241,102		89,297,975
Cost of products and services sold				(75,628,214)		(83,187,109)
Gross profit				5,612,888		6,110,866
Operating income (expenses)
Selling marketing and administrative				(4,098,377)		(4,366,640)
Other operating income, net				297,544		(443,674)
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates				1,812,055		1,300,552
Share of profit (loss) of subsidiaries, joint ventures and associates				(43,617)		(12,145)
Operating income before financial income (expenses) and income and social contribution taxes				1,768,438		1,288,407
Financial result, net				(269,374)		(506,854)
Profit (loss) before income and social contribution taxes				1,499,064		781,553
Income and social contribution taxes				(571,367)		(378,609)
Net income from continuing operations				0		402,944
Net income from discontinued operations				0		0
Profit (loss) for the year				927,697		402,944
Depreciation and amortization for the year				1,556,599	[3]	1,499,955
Net cash provided by (used in) operating activities				3,138,119		2,924,852
Net cash used in investing activities				(2,136,405)		(1,835,261)
Net cash provided by (used in) financing activities				(592,333)		(2,922,229)
Effect of exchange rate changes on cash and cash equivalents in foreign currency				136,734		9,066
Increase (decrease) in cash and cash equivalents				546,115		(1,823,572)
Elimination of intersegment amounts [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		(214,715)		(193,046)		(127,397)
Cost of products and services sold		194,118		133,384		119,405
Gross profit		(20,597)		(59,662)		(7,992)
Operating income (expenses)
Other operating income, net
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates
Share of profit (loss) of subsidiaries, joint ventures and associates
Operating income before financial income (expenses) and income and social contribution taxes
Depreciation and amortization for the year
Total Discontinued operations
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		9,065,795		7,183,046		(6,293,246)
Cost of products and services sold		(6,901,181)		(5,571,767)		(4,978,323)
Gross profit		2,164,614		1,611,279		1,314,923
Operating income (expenses)
Selling marketing and administrative				(1,493,238)		(1,480,205)
Other operating income, net				148,054		(585,403)
Other operating income, net		25,815
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		98,885		266,095		(750,685)
Share of profit (loss) of subsidiaries, joint ventures and associates				414		564
Operating income before financial income (expenses) and income and social contribution taxes		98,933		266,509		(750,121)
Financial result, net		(146,970)		280,974		166,497
Profit (loss) before income and social contribution taxes		(48,037)		547,483		(583,624)
Income and social contribution taxes				(266,850)		91,367
Net income from continuing operations				0		(492,257)
Net income from discontinued operations		65,264		280,633		492,257
Profit (loss) for the year				280,633		0
Depreciation and amortization for the year		463,414	[4]	428,962	[3]	376,328
Net cash provided by (used in) operating activities				874,106		552,468
Net cash used in investing activities				(487,390)		(995,923)
Net cash provided by (used in) financing activities				(919,684)		(241,907)
Effect of exchange rate changes on cash and cash equivalents in foreign currency				114,822		30,871
Increase (decrease) in cash and cash equivalents				(418,146)		(654,491)
Total Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		7,102,771		5,210,704		4,254,237
Cost of products and services sold		(5,540,773)		(4,188,711)		(3,537,570)
Gross profit		1,561,998		1,021,993		716,667
Operating income (expenses)
Selling marketing and administrative				(831,056)		(737,606)
Other operating income, net				153,457		(5,348)
Other operating income, net		26,924
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		610,701		344,394		(26,287)
Share of profit (loss) of subsidiaries, joint ventures and associates				414		528
Operating income before financial income (expenses) and income and social contribution taxes		610,749		344,808		(25,759)
Financial result, net		(431,441)		1,482		14,464
Profit (loss) before income and social contribution taxes		179,308		346,290		(11,295)
Income and social contribution taxes				(118,132)		35,191
Net income from continuing operations				0		23,896
Net income from discontinued operations		249,303		0		(23,896)
Profit (loss) for the year				228,158		0
Depreciation and amortization for the year		308,564	[4]	275,063	[3]	(222,004)
Net cash provided by (used in) operating activities				765,090		486,276
Net cash used in investing activities				(159,349)		(882,894)
Net cash provided by (used in) financing activities				(1,236,490)		(375,258)
Effect of exchange rate changes on cash and cash equivalents in foreign currency				114,822		30,871
Increase (decrease) in cash and cash equivalents				(515,927)		(741,005)
Total Discontinued operations | Extrafarma [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		1,986,932		1,988,411		2,060,569
Cost of products and services sold		(1,384,316)		(1,399,125)		(1,462,313)
Gross profit		602,616		589,286		598,256
Operating income (expenses)
Selling marketing and administrative				(662,182)		(742,599)
Other operating income, net				(5,403)		(580,055)
Other operating income, net		(1,109)
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		(511,816)		(78,299)		(724,398)
Share of profit (loss) of subsidiaries, joint ventures and associates				0		0
Operating income before financial income (expenses) and income and social contribution taxes		(511,816)		(78,299)		(724,398)
Financial result, net		(45,265)		(38,938)		(32,451)
Profit (loss) before income and social contribution taxes		(557,081)		(117,237)		(756,849)
Income and social contribution taxes				(40,453)		118,901
Net income from continuing operations				0		(637,948)
Net income from discontinued operations		(401,665)		0		637,948
Profit (loss) for the year				(157,690)		0
Depreciation and amortization for the year		154,850	[4]	153,899	[3]	(154,324)
Net cash provided by (used in) operating activities				111,396		23,282
Net cash used in investing activities				(6,484)		(122,462)
Net cash provided by (used in) financing activities				11,272		125,852
Effect of exchange rate changes on cash and cash equivalents in foreign currency				0		0
Increase (decrease) in cash and cash equivalents				116,184		26,672
Total Discontinued operations | Elimination of intersegment amounts [member]
Assets and liabilities from subsidiaries held for sale and discontinued operations
Net revenue from sales and services		(23,908)	[5]	(16,069)		(21,560)
Cost of products and services sold		23,908	[5]	16,069		21,560
Gross profit		0	[5]	0		0
Operating income (expenses)
Selling marketing and administrative				0		0
Other operating income, net				0		0
Other operating income, net	[5]	0
Operating income (loss) before finance income (expenses) and share of profit (loss) of joint ventures and associates		0	[5]	0		0
Share of profit (loss) of subsidiaries, joint ventures and associates				0		36
Operating income before financial income (expenses) and income and social contribution taxes		0	[5]	0		36
Financial result, net		329,736	[5]	318,430		(184,484)
Profit (loss) before income and social contribution taxes		329,736	[5]	318,430		184,520
Income and social contribution taxes				(108,265)		(62,725)
Net income from continuing operations				0		121,795
Net income from discontinued operations		217,626	[5]	0		(121,795)
Profit (loss) for the year				210,165		0
Depreciation and amortization for the year		R$ 0	[4],[5]	0	[3]	0
Net cash provided by (used in) operating activities				(2,380)		42,910
Net cash used in investing activities				(321,557)		9,433
Net cash provided by (used in) financing activities				305,534		7,499
Effect of exchange rate changes on cash and cash equivalents in foreign currency				0		0
Increase (decrease) in cash and cash equivalents				R$ (18,403)		R$ 59,842

[1]	For further information see Note 3.c.3.
[2]	For further details, see Note 3.c.3.
[3]	Balances included for complete breakdown of segment information.
[4]	Balances included for complete breakdown of segment information.
[5]	Elimination between continuing and discontinued operations related to the intercompany loan (PPE) between Ultrapar International and Oxiteno.